Investments Accounted for Using the Equity Method - Equity in Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Investments accounted for using the equity method [abstract]
Investments accounted for using the equity method, Affiliates	¥ 544,563	¥ 537,702
Investments accounted for using the equity method, Joint ventures	422,841	353,300
Investments accounted for using the equity method, Total	967,404	891,002	¥ 655,475
Honda's equity of undistributed earnings, Affiliates	177,231	198,432
Honda's equity of undistributed earnings, Joint ventures	279,288	262,599
Honda's equity of undistributed earnings, Total	¥ 456,519	¥ 461,031